Short-Term Borrowings	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Short-Term Borrowings
9.	SHORT-TERM BORROWINGS

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
	(in thousands)
Short-term bank loans	449,649	630,000	98,861
Reversed factoring arrangements	784,873	2,491,046	390,899

Total	1,234,522	3,121,046	489,760

Short-term bank loans
Short-term bank loans as of December 31, 2021 amounted to RMB3,121.0 million (US$489.8 million) (as of December 31, 2020: RMB1,234.5 million), which consisted of secured RMB denominated borrowings from financial institutions in the PRC that are repayable within one year. The weighted average interest rates for the outstanding short-term borrowings as of December 31, 2020 and 2021 were
 3.39%

and 3.67%, respectively.
As of December 31, 2020 and 2021, the aggregate amounts of unused lines of credit available for the Group’s use were RMB20.4 million and
RMB135.0 million (US$21.2 million)
, respectively
.
 As of December 31, 2020 and 2021, the repayments of all short-term loans are guaranteed by the founder of the Company.
Reversed factoring arrangements
In 2020, the Group entered into a one-year reversed factoring arrangement with a commercial bank (“2020 reversed factoring arrangement”). Under the factoring arrangement, the suppliers’ receivables collection process was accelerated by selling its receivables from the Group to the bank. The Group was entitled to draw up to
 RMB
800.0

million with a draw down period from September 2020 to August 2021 and then obligated to repay the principal and interest at

3.6
%
upon maturity, typically within six months.
The aggregate amount available for the Group’s use under the 2020 reversed factoring arrangement as of December 31, 2020 was RMB
15.1 million.
In January 2021, the 2020 reversed factoring arrangement was amended to increase the total available financing to

RMB
2,000

million
(US$313.8 million)

and the draw down period was extended to January 2022. In July 2021, the reversed factoring arrangement was further amended to increase the total financing to RMB
5,000
 million (US$784.6 million) and the draw down period was extended to July 2022 (“amended reversed factoring arrangement”). The amended reversed factoring arrangement carries the same interest rate of
3.6
% and also has a six-month repayment term. As of December 31, 2021, the aggregate amounts available for the Group’s use under the amended reversed factoring arrangement was
RMB
2,858.1

million (US
$448.5
million).
In December 2021, the Group entered into a reversed factoring arrangement with the same commercial bank (“2021 reversed factoring arrangement I”). Under the factoring arrangement, the Group was entitled to draw up to
RMB
40.0

million
(US$6.3 million)

with a draw down period from March 2021 to January 2022 and then obligated to repay the principal and interest at 3.6% upon maturity, typically within six months. As of December 31, 2021, the aggregate amount available for the Group’s use under the 2021 reverse factoring arrangement I was

RMB
39.8

million (US
$6.2 million
).
In December 2021, the Group entered into a reversed factoring arrangement with the same commercial bank (“2021 reversed factoring arrangement II”). Under the factoring arrangement, the Group was entitled to draw up to RMB
1,800.0
 million
(US$282.5 million)

with a draw down period from December 2021 to December 2022 and then obligated to repay the principal and interest at

3.6
%

upon maturity, typically within six months. As of December 31, 2021, the aggregate amount available for the Group’s use under the 2021 reverse factoring arrangement II was

RMB
1,550.5

million (US
$243.3

million).
The Group was required to deposit cash collateral for the 2020 reversed factoring arrangement, which are classified as “Restricted cash” on the Group’s consolidated balance sheet as of December 31, 2020. Total restricted cash held as collateral was
RMB
66.0

million as of December 31, 2020. The restricted cash was released during 2021, as pursuant to the amended reversed factoring agreement, 2021 reversed factoring arrangement I and 2021 reversed factoring arrangement II, the Group was required to collateralize the reversed factoring borrowings with time deposits purchased from the bank. Time deposits collateralized and restricted from withdrawal and usage amounted to RMB
2,769.7
million
(
US
$434.6

million) and are classified as “Short-term investments” on the Group’s consolidated balance sheet as of December 31, 2021.
In July 2021, the Group entered into a reversed factoring arrangement with another commercial bank. Under the factoring arrangement, the Group was entitled to draw up to

RMB
300.0
 million
(US$47.1 million)

with a draw down period from July 2021 to November 2021 and then obligated to repay the principal and interest at
3.6
%
upon maturity, typically within

six
months.
This reversed factoring arrangement is guaranteed by the Founder. In 2021, the Group withdrew a total of RMB99.4 million (US$15.6 million) under this arrangement.
The aggregate amount available for the Group’s use under the above-mentioned reverse factoring arrangements was RMB15.1 million and
RMB4,448.4 million (US$698.0 million)

as of December 31, 2020 and December 31, 2021, respectively.

As a result of the above-mentioned factoring arrangements, the payment terms of the Group’s original accounts payables were substantially modified and considered extinguished as the nature of the original liability has changed from accounts payables to loan borrowings from the bank, for which the origination of the loans of
RMB945.0 million and RMB8,220.6 million(US$1,290.0 million)
were reported as “Proceeds from short-term borrowing” within financing activities in the consolidated financial statement of cash flows for the year ended December 31, 2020 and 2021. As of December 31, 2020 and 2021, the outstanding principal from the above-mentioned reversed factoring arrangements was
RMB784.9 million and RMB2,491.0

million (US$390.9 million) and was included in “Short-term borrowings” in the consolidated balance sheets. Principal
repayments of RMB160.1 million and RMB6,514.5 million (US$1,022.3 million) for such loan borrowings are reported as “Repayment of short-term borrowings” in the consolidated statement of cash flows for year ended December 31, 2020 and 2021, respectively.